LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.12%
Building Products–2.93%
†Trex Co., Inc.	273,000	$27,231,750
		27,231,750
Capital Markets–17.97%
Carlyle Group, Inc.	207,000	9,710,370
Cohen & Steers, Inc.	191,000	14,685,990
FactSet Research Systems, Inc.	50,900	23,128,451
Houlihan Lokey, Inc.	145,904	18,703,434
Moelis & Co. Class A	113,400	6,437,718
Morningstar, Inc.	83,580	25,773,564
MSCI, Inc.	122,000	68,374,900
		166,814,427
Diversified Consumer Services–1.76%
†Bright Horizons Family Solutions, Inc.	144,497	16,380,180
		16,380,180
Diversified Telecommunication Services–1.66%
Iridium Communications, Inc.	590,000	15,434,400
		15,434,400
Electronic Equipment, Instruments & Components–0.37%
Littelfuse, Inc.	14,200	3,441,370
		3,441,370
Health Care Equipment & Supplies–5.71%
†IDEXX Laboratories, Inc.	80,500	43,464,365
†Neogen Corp.	603,817	9,528,232
		52,992,597
Health Care Technology–0.30%
†Certara, Inc.	155,000	2,771,400
		2,771,400
Hotels, Restaurants & Leisure–13.11%
Boyd Gaming Corp.	148,800	10,017,216
Choice Hotels International, Inc.	301,000	38,031,350
Krispy Kreme, Inc.	501,908	7,646,569
Red Rock Resorts, Inc. Class A	296,000	17,706,720
Vail Resorts, Inc.	216,500	48,242,695
		121,644,550
Insurance–20.39%
†Arch Capital Group Ltd.	686,000	63,413,840
Kinsale Capital Group, Inc.	156,150	81,938,151
Primerica, Inc.	173,494	43,887,042
		189,239,033
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–8.77%
†Gartner, Inc.	170,770	$81,400,936
		81,400,936
Life Sciences Tools & Services–6.72%
Bio-Techne Corp.	332,000	23,369,480
†Mettler-Toledo International, Inc.	10,900	14,511,061
West Pharmaceutical Services, Inc.	62,000	24,534,020
		62,414,561
Office REITs–1.27%
Alexandria Real Estate Equities, Inc.	57,000	7,347,870
Douglas Emmett, Inc.	319,050	4,425,224
		11,773,094
Professional Services–0.66%
SS&C Technologies Holdings, Inc.	95,000	6,115,150
		6,115,150
Real Estate Management & Development–6.55%
†CoStar Group, Inc.	629,000	60,761,400
		60,761,400
Software–7.78%
†Altair Engineering, Inc. Class A	72,000	6,202,800
†ANSYS, Inc.	118,500	41,138,460
†Clearwater Analytics Holdings, Inc. Class A	375,000	6,633,750
†Guidewire Software, Inc.	126,000	14,705,460
†Intapp, Inc.	103,803	3,560,443
		72,240,913
Specialized REITs–2.37%
Gaming & Leisure Properties, Inc.	476,657	21,959,588
		21,959,588
Textiles, Apparel & Luxury Goods–0.80%
†Figs, Inc. Class A	1,500,000	7,470,000
		7,470,000
Total Common Stock (Cost $162,828,957)		920,085,349

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.86%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	7,950,073	$7,950,073
Total Money Market Fund (Cost $7,950,073)		7,950,073

TOTAL INVESTMENTS–99.98% (Cost $170,779,030)	$928,035,422
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	196,181
NET ASSETS APPLICABLE TO 12,023,778 SHARES OUTSTANDING–100.00%	$928,231,603

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$920,085,349	$—	$—	$920,085,349
Money Market Fund	7,950,073	—	—	7,950,073
Total Investments	$928,035,422	$—	$—	$928,035,422
There were no Level 3 investments at the beginning or end of the period.
LVIP Baron Growth Opportunities Fund–4